ORDINARY SHARES - Narrative (Details)										1 Months Ended	12 Months Ended
	Oct. 08, 2024	Aug. 30, 2024 shares	Jun. 20, 2024 USD ($)	Oct. 06, 2023 USD ($) shares	May 19, 2023 $ / shares shares	May 16, 2023 shares	Apr. 14, 2021 USD ($) $ / shares shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 shares	Apr. 30, 2021 USD ($)	Dec. 31, 2024 USD ($) vote	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, net of issuance cost											$ 95,101,000	$ 204,480,000
Shares issued, price per share (in USD per share) | $ / shares					$ 2,800
Number of shares issued in transaction (in shares) | shares									89,157
Net proceeds from issuance of ordinary shares										$ 169,700,000	96,446,000	193,491,000	$ 0
Cost for acquisition of assets paid in shares											$ 0	10,989,000	$ 0
Stock split ratio, common stock	0.01
Number of votes per share | vote											1
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares								18,700
SolarCA LLC
Subsidiary, Sale of Stock [Line Items]
Cost for acquisition of assets paid in shares				$ 11,000,000								10,989,000
Public offering
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, net of issuance cost							$ 125,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, net of issuance cost							$ 18,700,000
The offering
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares							$ 1,800
Number of shares issued in transaction (in shares) | shares							80,460
The Offering, issued to third parties
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares							599
The TZE Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares								$ 1,800
Number of shares issued in transaction (in shares) | shares						15,000		18,700
The Company Offering
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares					$ 2,800
Number of shares issued in transaction (in shares) | shares					74,900
The Company Offering and 2023 TZE Private Placement
Subsidiary, Sale of Stock [Line Items]
Net proceeds from issuance of ordinary shares												$ 193,500,000
The Purchase Agreement | SolarCA LLC
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares				1,100,000
The Purchase Agreement | SolarCA LLC | Maxeon
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage				2.08%
TZE SG Warrant | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, net of issuance cost			$ 1,345,663
Net proceeds from issuance of ordinary shares			$ 1,300,000
2024 TZE Private Placement | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares		82,919